Long-term Debt	12 Months Ended
Dec. 31, 2015
Long-term Debt [Abstract]
Long-term Debt
14.	LONG-TERM DEBT

On September 5, 2013, the Company issued and sold publicly a tranche of unsecured senior notes with an aggregate principal amount of US$600 million which will mature on September 15, 2018 (the “2018 Notes”) at par.

On August 6, 2014, the Company issued and sold publicly two tranches of unsecured senior notes:

(i) an aggregate principal amount of US$517.50 million which will mature on August 15, 2020 (the “2020 Notes”); and

(ii) an aggregate principal amount of US$517.50 million which will mature on August 15, 2021 (the “2021 Notes”).

The 2018 Notes , 2020 Notes and 2021 Notes are collectively referred as “Notes”. The Notes will be the Company’s senior unsecured obligations and will rank (1) senior in right of payment to any of the Group's existing and future indebtedness that is expressly subordinated in right of payment to the Notes, (2) equal in right of payment to any of the Group's existing and future unsecured indebtedness that is not so subordinated, (3) junior in right of payment to any of the Group's secured indebtedness to the extent of the value of the assets securing such indebtedness and (4) structurally junior to all existing and future indebtedness and other obligations (including trade payables and lease obligations) incurred by the Group's subsidiaries.

The Company has accounted for the Notes in accordance with ASC 470, as a single instrument as a long-term debt. The value of the Notes is measured by the cash received. As of December 31, 2015, $1,635,000 was accounted as the value of the Notes in long-term debt-current portion.

Debt issuance costs were $30,780 and were recorded as deferred issuance costs, which were included in other current assets, are being amortized as interest expense, using the effective interest method, over the term of the Notes pursuant to ASC 835-30-35-2. The net proceeds the Company received from the issuance of the Notes were $587,850 and $1,016,370 for the year ended December 31, 2013 and 2014, respectively.

The 2018 Notes bear interest at the rate of 2.50% per annum. Interests are payable semi-annually in arrears on and of each year, beginning on March 15, 2014. The 2020 Notes bear interest at the rate of 0.5% per annum and the 2021 Notes bear interest at the rate of 1.75% per annum. Interests are payable semi-annually in arrears on and of each year, beginning on February 15, 2015. At maturity, the Notes are payable at their principal amount plus accrued and unpaid interest thereon.

The interest expense included in the consolidated statements of operations for the years ended December 31, 2014 and 2015, respectively, is as follows:

For the year ended
December 31, 2014

Interest expense at an annual rate of 2.50%	$15,981
Interest expense at an annual rate of 0.50%	$1,042
Interest expense at an annual rate of 1.75%	$3,614
Amortization of debt issuance costs	$3,373

Total interest expense	$24,010

For the year ended
December 31, 2015

Interest expense at an annual rate of 2.50%	$15,426
Interest expense at an annual rate of 0.50%	$2,588
Interest expense at an annual rate of 1.75%	$9,059
Amortization of debt issuance costs	$5,277

Total interest expense	$32,350

The main terms of the Notes are summarized as follows:

Redemption

The 2018 Notes, 2020 Notes and 2021 Notes are not redeemable prior to the maturity date of September 15, 2018, August 15, 2020, and August 15, 2021, respectively, except as described below.

(1)	Non-contingent redemption option at the option of the holder

The holders of the Notes (the "Holders") have an option to require the Company to repurchase for cash all or any portion of their 2018 Notes on September 15, 2016, 2020 Notes on August 15, 2017, and 2021 Notes on August 15, 2019. The repurchase price will equal 100% of the principal amount of the Notes to be repurchased plus accrued and unpaid interest, if any, to, but excluding, the repurchase date.

(2)	Contingent redemption option at the option of the holder

If a fundamental change as stipulated in the Indenture dated September 5, 2013 in connection with the 2018 Notes, August 6, 2014 in connection with the 2020 Notes and 2021 Notes, occurs at any time prior to the maturity, the Holders have the option to require the Company to purchase for cash all or any portion of the Notes at a purchase price equal to 100% of the principal amount of the Notes to be purchased plus accrued and unpaid interest, if any, to, but excluding, the fundamental change purchase date.

The Company believes that the likelihood of occurrence of events considered as a fundamental change is remote.

(3)	Redemption option at the option of the Company

On or after September 15, 2016, August 15, 2017 and August 15, 2019, the Company may redeem any or all of the 2018 Notes, 2020 Notes, and 2021 Notes, respectively, in cash at the redemption price, provided that the last reported sale price of the Company's ADSs for 20 or more trading days in a period of 30 consecutive trading days ending within 10 trading days immediately prior to the date of the redemption notice exceeds 130% of the applicable conversion price in effect on each such trading day. The redemption price will equal 100% of the principal amount of the notes being redeemed, plus accrued and unpaid interest, if any, to, but excluding, the redemption date. Any notes redeemed by the Company will be paid for in cash.

These embedded redemption features are considered clearly and closely related to the debt host pursuant to ASC 815-15-25 and does not meet the requirements for bifurcation.

Conversion

The Holders may convert their 2018 Notes, 2020 Notes, and 2021 Notes in integral multiples of $1 principle amount at an initial conversion rate of $110.96, $ 125.33, and $ 120.77 per ADS, respectively, at any time prior to the maturity date. Upon conversion of the Notes, the Company will deliver shares of the Company's ADS. The conversion rate is subject to adjustment in certain events, such as distribution of dividends and stock splits. In addition, upon a make-whole fundamental change as stipulated in the Indenture dated September 5, 2013 in connection with this 2018 Note, August 6, 2014 in connection with the 2020 Notes and 2021 Notes, the Company will, under certain circumstances, increase the applicable conversion rate for a holder that elects to convert its Notes in connection with such make-whole fundamental change.

The conversion option meets the definition of a derivative. However, bifurcation of conversion option from the Notes is not required as the conversion option is considered indexed to the entity's own stock and classified in stockholders' equity.

There was no beneficial conversion feature attribute to the Notes as the set conversion price for the Notes was greater than the fair value of the ordinary share price at date of issuance.

The Holders have the option to convert upon a fundamental change, if Holders decide to convert in connection with a fundamental change; the number of shares issuable upon conversion will be increased. The Company will have to assess for the contingent beneficial conversion feature using a measurement date upon issuance of the Notes, upon occurrence of such adjustment.